Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (31,454)	$ (4,560)	¥ (39,244)
Adjustments to reconcile net loss to net cash generated from operating activities:
Depreciation	2,058	298	3,273
Amortization of intangible assets	383	56	437
Provision on uncertain tax liability			500
Investment loss	176	26
Interest income	(3,557)	(516)	666
Allowance for deferred tax assets	2,292	332	1,252
Amortization of right-of-use assets	5,244	760	7,608
Loss on disposal of property, plant and equipment	1,872	271
Changes in operating assets and liabilities:
Accounts receivable	5,661	821	(1,117)
Other receivables and current assets	5,372	779	(496)
Accounts payable	2,928	425	(151)
Investor’s deposit	(102,361)	(14,841)	26,587
Other payables and accrued expenses	3,083	447	4,737
Advance receipts	(1,500)	(217)
Deferred tax assets	(4,717)	(684)	(5,237)
Income taxes payable	(1,921)	(279)	(9)
Amount due from related parties	(4,865)	(705)	(1,191)
Amounts due to related parties	(56)	(8)	358
Lease liabilities	(4,122)	(598)	(7,274)
Net cash used in operating activities	(125,484)	(18,193)	(9,301)
Cash flows from investing activities:
Proceeds from disposal of short-term investments and commercial notes	4,823	699
Purchase of short-term investments			(5,000)
Purchase of property and equipment	(705)	(102)	(3,058)
Change in long-term prepayment for intangible assets	(69)	(10)	42
Purchase of intangible assets	(304)	(44)	(343)
Distribution of short-term loans receivable	(100,000)	(14,499)	(30,000)
Collection of short-term loans receivable			30,000
Net cash used in investing activities	(96,255)	(13,956)	(8,359)
Cash flows from financing activities:
Net cash provided by financing activities
Net decrease in cash and cash equivalents, and restricted cash	(221,739)	(32,149)	(17,660)
Cash and cash equivalents, and restricted cash at beginning of year	313,055	45,389	332,782
Effect of exchange rate changes on cash and cash equivalents	351	51	(160)
Cash and cash equivalents, and restricted cash at end of year	91,667	13,291	314,962
Supplementary disclosure of cash flow information:
Cash paid for income taxes			9
Supplementary disclosure related to operating leases:
New operating lease liabilities arose from obtaining right-of-use assets	2,975	431	25,362
Change on lease liabilities arose from modification on lease terms	(62)	(9)
Change on lease liabilities arose from early termination of operating leases	¥ (8,248)	$ (1,196)	¥ (9,848)